FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 2) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Supplemental fair value information about long-term fixed-rate debt
Carrying value of long-term fixed-rate debt	$ 572,100	$ 79,000	$ 193,700
Significant Other Observable Inputs (Level 2)
Supplemental fair value information about long-term fixed-rate debt
Fair value of long-term fixed-rate debt	597,200	84,300	$ 205,400
Recurring basis | Total Measure at Fair Value
Assets:
Cash and cash equivalents	719,127	360,909
Investments	151,448	222,300
Other current assets	36,340	35,450
Other assets	2,000	2,000
Total assets measured at fair value	908,915	620,659
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and cash equivalents	719,127	360,909
Investments	151,448	222,300
Other current assets	36,090	35,200
Other assets	2,000	2,000
Total assets measured at fair value	908,665	620,409
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Other current assets	250	250
Total assets measured at fair value	$ 250	$ 250